PROSPECTUS SUPPLEMENT -- December 19, 2002*

AXP(R) Cash Management Fund (Sept. 27, 2002) S-6320-99 Y
AXP(R) Tax-Free Money Fund (March 1, 2002) S-6433-99 W

The "Fees and Expenses" section is revised to indicate:

Effective January 1, 2003, AXP Cash Management Fund (Class A) and AXP Tax-Free Money Fund have adopted a 0.10% distribution plan.

For AXP Cash Management Fund, the "Investment Manager" section is revised as follows:

Jerri I. Cohen, vice president and portfolio manager, joined AEFC in December 2002 with 20 years of investment experience. Prior to joining AEFC, Ms. Cohen was a portfolio manager at Zurich Scudder Investments from 1992 to 2000. From 2000 to 2002, she served as a sector leader/portfolio manager supervising a team managing 30 taxable and tax-exempt money funds. She has a bachelor's degree in accounting from the University of Illinois and an MBA from Northwestern University, Kellogg School of Management. She is a CFA charterholder. She also serves as portfolio manager for AXP Tax-Free Money Fund, AXP Variable Portfolio
- Cash Management Fund, IDS Life Series - Government Securities Portfolio and IDS Life Series - Money Market Portfolio.

For AXP Tax-Free Money Fund, the "Investment Manager" section is revised as follows:

Jerri I. Cohen, vice president and portfolio manager, joined AEFC in December 2002 with 20 years of investment experience. Prior to joining AEFC, Ms. Cohen was a portfolio manager at Zurich Scudder Investments from 1992 to 2000. From 2000 to 2002, she served as a sector leader/portfolio manager supervising a team managing 30 taxable and tax-exempt money funds. She has a bachelor's degree in accounting from the University of Illinois and an MBA from Northwestern University, Kellogg School of Management. She is a CFA charterholder. She also serves as portfolio manager for AXP Cash Management Fund, AXP Variable Portfolio
- Cash Management Fund, IDS Life Series - Government Securities Portfolio and IDS Life Series - Money Market Portfolio.

S-6320-3 A (12/02)

*Valid until next prospectus update
Destroy Sept. 29, 2003